Note 10 - Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Legal fees	$ 500	$ 500	$ 500
Interest on debt	1,203	1,128	553
Audit Fees	437	436	500
Payroll	909	985	22
Consulting fees	140	140	140
Tax penalties	590	590	590
Other expenses		0	66
Total	$ 3,778	$ 3,779	$ 2,371